Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Components of Net Periodic Benefit Cost

The following table details the components of pension benefit cost: (in thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Service cost	$—	$—	$70	$—
Interest cost	71	—	263	—
Expected return on plan assets	(112)	—	(336)	—
Amortization of transition obligations	—	—	70	—
Amortization of net loss	(1)	—	2	—

Net benefit cost	$(42)	$—	$69	$—

Components of net periodic benefit cost for the year ended December 31, 2013
Service cost	$144
Interest cost	203
Expected return on plan assets	(195)
Amortization of transition obligation	140
Net period benefit cost	$292

Summary of Pension Benefit

A summary of the pension benefit as of the and the year ended December 31, 2013 is set forth in the below tables (in thousands):

Change in benefit obligation
Benefit obligation at beginning of year	$—
Oxford assumed benefit obligation	9,045
Service cost	144
Interest cost	203
Actuarial (gain) loss	(350)
Benefits paid	(24)
Benefit obligation at end of year	$9,018
Change in plan assets
Fair value of plan assets at beginning of year	$—
Oxford assumed plan assets	6,523
Actual return on plan assets	1,012
Employer contributions	10
Benefit paid	(24)
Fair value of plan assets at end of year	$7,521

Summary Of Defined Benefit Pension Obligations

As shown in the table below, the current pension plan is underfunded. All defined benefit pension obligations, regardless of the funding status of the underlying plans, are fully supported by the financial strength of the Partnership.

Assets in excess of (less than) benefit obligation at December 31, 2013
Vested amount	$(7,039)
Additional benefits required	(1,979)
Projected benefit obligation	(9,018)
Funded amount	7,521
Unfunded amount	$(1,497)
Other amounts recognized in other comprehensive loss during the year ended December 31, 2013
Assets in excess of (less than) benefit obligation at end of period	$(1,497)
Amounts recorded in the consolidated balance sheet consist of:
Accrued benefit liability	(1,497)
Total recorded	$(1,497)
Amounts recorded in accumulated other comprehensive income consist of:
Pension obligation adjustment	$1,168
Total recorded in accumulated other comprehensive income	$1,168

Weighted Average Assumptions to Determine Benefit Obligation

Weighted average assumptions to determine benefit obligation at December 31, 2013
Discount rate	4.75%
Expected rate of return	6.00%
Rate of compensation increase	4.00%
Inflation	3.00%

Summary Of Expected Benefit Payments	The following benefit payments are expected to be paid over the next ten years (in thousands):

2014	$50
2015	49
2016	104
2017	175
2018	222
2019—2023	$2,422

Summary Of Investment Strategy For Benefit Plan

The following tables below set forth the breakout of asset categories as of December 31, 2013 (in thousands):

Plan assets by category
Equity securities	$7,398
Debt securities	117
Cash	6
Total Assets	$7,521

Plan assets by category
Equity securities	98.3%
Debt securities	1.6%
Cash	0.1%
Total Assets	100%

Defined Benefit Pension Plan [Member]
Summary Of Fair Value Of Pension Assets And Liabilities Benefit Plan

The following tables set forth by level, within the fair value hierarchy, the fair value of pension assets and liabilities as of December 31, 2013 (in thousands):

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Pension assets	$7,404	117	—	$7,521